AQUILA OPPORTUNITY GROWTH FUND

SCHEDULE OF INVESTMENTS

September 30, 2022

(unaudited)

Shares	Common Stocks (98.2%)	Market Value	(a)
	Communication Services (4.5%)
	Entertainment (3.6%)
13,000	Netflix, Inc.+	$ 3,060,720
9,000	Roku, Inc.+	507,600
12,000	Take-Two Interactive Software, Inc.+	1,308,000
		4,876,320

	Interactive Media & Services (0.9%)
16,000	Twitter, Inc.+	701,440
14,000	ZoomInfo Technologies, Inc.+	583,240
		1,284,680
	Total Communication Services	6,161,000

	Consumer Discretionary (7.2%)
	Automobiles (1.5%)
184,000	Ford Motor Co.	2,060,800

	Hotels, Restaurants & Leisure (0.2%)
8,000	Caesars Entertainment, Inc.+	258,080

	Internet & Direct Marketing Retail (1.8%)
25,000	Etsy, Inc.+	2,503,250

	Leisure Products (1.5%)
106,000	Mattel, Inc.+	2,007,640

	Specialty Retail (2.2%)
29,000	Dick's Sporting Goods, Inc.	3,034,560
	Total Consumer Discretionary	9,864,330

	Consumer Staples (6.6%)
	Food & Staples Retailing (1.1%)
36,000	Kroger Co.	1,575,000

	Food Products (5.5%)
10,000	Archer-Daniels-Midland Co.	804,500
46,000	Campbell Soup Co.	2,167,520
32,000	Kellogg Co.	2,229,120
67,000	The Kraft Heinz Co.	2,234,450
		7,435,590
	Total Consumer Staples	9,010,590

AQUILA OPPORTUNITY GROWTH FUND

SCHEDULE OF INVESTMENTS (continued)

September 30, 2022

(unaudited)

Shares	Common Stocks (continued)	Market Value	(a)
	Energy (7.2%)
	Energy Equipment & Services (0.4%)
24,000	Halliburton Co.	$ 590,880

	Oil, Gas & Consumable Fuels (6.8%)
28,000	Cameco Corp.	742,280
7,000	Cheniere Energy, Inc.	1,161,370
20,000	Hess Corp.	2,179,800
37,000	Occidental Petroleum Corp.	2,273,650
10,000	Pioneer Natural Resources Co.	2,165,300
7,000	Valero Energy Corp.	747,950
		9,270,350
	Total Energy	9,861,230

	Financials (12.4%)
	Banks (5.6%)
24,000	BankUnited, Inc.	820,080
35,000	Citizens Financial Group, Inc.	1,202,600
211,000	Huntington Bancshares, Inc.	2,780,980
16,000	M&T Bank Corp.	2,821,120
		7,624,780
	Capital Markets (1.4%)
9,000	LPL Financial Holdings, Inc.	1,966,320

	Insurance (4.8%)
11,000	The Allstate Corp.	1,369,830
53,000	MetLife, Inc.	3,221,340
22,000	Prudential Financial, Inc.	1,887,160
		6,478,330

	Mortgage Real Estate Investment (0.6%)
105,000	Rithm Capital Corp.	768,600
	Total Financials	16,838,030

	Health Care (11.1%)
	Biotechnology (2.3%)
2,000	Alnylam Pharmaceuticals, Inc.+	400,320
2,000	Biogen, Inc.+	534,000
11,000	BioMarin Pharmaceutical, Inc.+	932,470
9,000	Seagen, Inc.+	1,231,470
		3,098,260

	Health Care Equipment & Supplies (1.8%)
14,000	Dexcom, Inc.+	1,127,560
13,000	Zimmer Biomet Holdings, Inc.	1,359,150
		2,486,710

AQUILA OPPORTUNITY GROWTH FUND

SCHEDULE OF INVESTMENTS (continued)

September 30, 2022

(unaudited)

Shares	Common Stocks (continued)	Market Value	(a)
	Health Care (continued)
	Health Care Providers & Services (4.1%)
20,000	Centene Corp.+	$ 1,556,200
18,000	Guardant Health, Inc.+	968,940
9,000	McKesson Corp.	3,058,830
		5,583,970

	Life Sciences Tools & Services (2.0%)
28,000	Avantor, Inc.+	548,800
3,000	Illumina, Inc.+	572,370
9,000	IQVIA Holdings, Inc.+	1,630,260
		2,751,430

	Pharmaceuticals (0.9%)
16,000	Catalent, Inc.+	1,157,760
	Total Healthcare	15,078,130

	Industrials (13.0%)
	Aerospace & Defense (3.0%)
17,000	AeroVironment, Inc.+	1,417,120
4,000	General Dynamics Corp.	848,680
4,000	Northrop Grumman Corp.	1,881,280
		4,147,080

	Air Freight & Logistics (0.4%)
4,000	FedEx Corp.	593,880

	Building Products (0.6%)
24,000	Carrier Global Corp.	853,440

	Commercial Services & Supplies (1.8%)
18,000	Republic Services, Inc.	2,448,720

	Electrical Equipment (2.2%)
6,000	Generac Holdings, Inc.+	1,068,840
5,000	Rockwell Automation, Inc.	1,075,550
40,000	Shoals Technologies Group, Inc.+	862,000
		3,006,390

	Machinery (1.7%)
4,000	Nordson Corp.	849,080
16,000	Xylem, Inc.	1,397,760
		2,246,840

AQUILA OPPORTUNITY GROWTH FUND

SCHEDULE OF INVESTMENTS (continued)

September 30, 2022

(unaudited)

Shares	Common Stocks (continued)	Market Value	(a)
	Industrials (continued)
	Professional Services (2.2%)
14,000	Jacobs Solutions, Inc.	1,518,860
9,000	Verisk Analytics, Inc.	1,534,770
		3,053,630

	Trading Companies & Distributors (1.1%)
12,000	WESCO International, Inc.+	1,432,560
	Total Industrials	17,782,540

	Information Technology (15.9%)
	Communication Equipment (2.3%)
28,000	Arista Networks, Inc.+	3,160,920

	Semiconductors & Semiconductor Equipment (4.2%)
12,000	Ambarella, Inc.+	674,160
16,000	Micron Technology, Inc.	801,600
21,000	ON Semiconductor Corp.+	1,308,930
37,000	PDF Solutions, Inc.+	907,610
15,000	Rambus, Inc.+	381,300
15,000	Wolfspeed, Inc.+	1,550,400
		5,624,000

	Software (9.4%)
11,000	Cadence Design Systems, Inc.+	1,797,730
19,000	CommVault Systems, Inc.+	1,007,760
15,000	Elastic NV+	1,076,100
3,000	HubSpot, Inc.+	810,360
12,234	Palo Alto Networks, Inc.+	2,003,807
19,000	Splunk, Inc.+	1,428,800
5,500	Synopsys, Inc.+	1,680,305
14,400	Workday, Inc.+	2,191,968
5,000	Zscaler, Inc.+	821,850
		12,818,680
	Total Information Technology	21,603,600

AQUILA OPPORTUNITY GROWTH FUND

SCHEDULE OF INVESTMENTS (continued)

September 30, 2022

(unaudited)

Shares	Common Stocks (continued)	Market Value	(a)
	Materials (6.7%)
	Chemicals (2.1%)
4,000	Albemarle Corp.	1,057,760
23,000	Corteva, Inc.	1,314,450
6,000	International Flavors & Fragrances, Inc.	544,980
		2,917,190

	Construction Materials (1.0%)
4,000	Martin Marietta Materials, Inc.	1,288,360

	Metals & Mining (3.6%)
69,000	Barrick Gold Corp.	1,069,500
51,000	Lithium Americas Corp.+	1,337,730
25,000	Newmont Corp.	1,050,750
20,000	Steel Dynamics, Inc.	1,419,000
		4,876,980
	Total Materials	9,082,530

	Real Estate (4.1%)
	Equity Real Estate Investment (4.1%)
32,000	Ventas, Inc.	1,285,440
80,000	VICI Properties, Inc.	2,388,000
65,000	Weyerhaeuser Co.	1,856,400
		5,529,840
	Total Real Estate	5,529,840

	Utilities (9.5%)
	Electric Utilities (3.5%)
22,000	Entergy Corp.	2,213,860
71,000	FirstEnergy Corp.	2,627,000
		4,840,860

	Multi-Utilities (6.0%)
45,000	CMS Energy Corp.	2,620,800
41,000	Dominion Energy, Inc.	2,833,510
30,000	WEC Energy Group, Inc.	2,682,900
		8,137,210
	Total Utilities	12,978,070
	Total Common Stocks (cost $131,749,099)	133,789,890

Shares	Short-Term Investment (1.9%)		Market Value	(a)
2,559,173	Dreyfus Treasury Obligations Cash Management - Institutional Shares, 2.85%* (cost $2,559,173)		$ 2,559,173

	Total Investments (cost $134,308,272 - note b)	100.1%	136,349,063
	Other assets less liabilities	(0.1)	(156,367)
	Net Assets	100.0%	$ 136,192,696

+ Non-income producing security.

* The rate is an annualized seven-day yield at period end.

AQUILA OPPORTUNITY GROWTH FUND

SCHEDULE OF INVESTMENTS (continued)

September 30, 2022

(unaudited)

Portfolio Distribution	Percent of Common Stocks
Aerospace & Defense	3.1%
Air Freight & Logistics	0.4
Automobiles	1.5
Banks	5.7
Biotechnology	2.3
Building Products	0.6
Capital Markets	1.5
Chemicals	2.2
Commercial Services & Supplies	1.8
Communication Equipment	2.4
Construction Materials	1.0
Electric Utilities	3.6
Electrical Equipment	2.2
Energy Equipment & Services	0.4
Entertainment	3.6
Equity Real Estate Investment	4.1
Food & Staples Retailing	1.2
Food Products	5.6
Health Care Equipment & Supplies	1.9
Health Care Providers & Services	4.2
Hotels, Restaurants & Leisure	0.2
Insurance	4.8
Interactive Media & Services	1.0
Internet & Direct Marketing Retail	1.9
Leisure Products	1.5
Life Sciences Tools & Services	2.0
Machinery	1.7
Metals & Mining	3.6
Mortgage Real Estate Investment	0.6
Multi-Utilities	6.1
Oil, Gas & Consumable Fuels	6.9
Pharmaceuticals	0.9
Professional Services	2.3
Semiconductors & Semiconductor Equipment	4.2
Software	9.6
Specialty Retail	2.3
Trading Companies & Distributors	1.1
100.0%

See accompanying notes to financial statements.

AQUILA OPPORTUNITY GROWTH FUND

NOTES TO FINANCIAL STATEMENTS

September 30, 2022

(unaudited)

(a)       Securities valuation policies and other investment related disclosures are hereby incorporated by reference in the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

(b)       At September 30, 2022, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $134,802,716 amounted to $1,546,347, which consisted of aggregate gross unrealized appreciation of $12,686,511 and aggregate gross unrealized depreciation of $11,140,164.

(c)       Fair Value Measurements: The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Fund’s own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund’s investments and are summarized in the following fair value hierarchy:

Level 1 – Unadjusted quoted prices in inactive markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the valuation inputs, representing 100% of the Fund’s investments, used to value the Fund’s net assets as of September 30, 2022:

Valuation Inputs+	Investments in Securities
Level 1 – Quoted Prices:
Common Stocks and Short-Term Investment	$136,349,063
Level 2 – Other Significant Observable Inputs	—
Level 3 – Significant Unobservable Inputs	—
Total	$136,349,063
+See schedule of investments for a detailed listing of securities.